Vessels in Operation, less Accumulated Depreciation (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Vessels in Operation, Less Accumulated Depreciation

	December 31, 2015	December 31, 2014

Cost	$1,095,245	$1,070,627
Accumulated Depreciation	(248,306)	(234,146)
Drydock expenditure – in progress	—	56

Net book value	$846,939	$836,537

Schedule of Variations in Net Book Value of Vessels, Including Drydocking

Variations in net book value of vessels, including drydocking, are presented below:

	December 31, 2015	December 31, 2014

Opening balance	$836,537	$817,875
Additions in the period	109,055	59,721
Depreciation expense	(44,829)	(41,059)
Vessel impairment	(44,700)	—
Disposals	(9,124)	—

Closing balance	$846,939	$836,537